Share capital (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of classes of share capital [abstract]
Disclosure of detailed information about shares, activity [Table Text Block]
	Year ended December 31, 2020		Year ended Dec. 31, 2019
	Common shares	Amount	Common shares	Amount
Beginning and end of year	261,272,151	$1,777,340	261,272,151	$1,777,340